Shareholders' Equity	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Shareholders' Equity
NOTE 17	Shareholders’ equity
Share Capital
On July 27, 2022, the Company underwent a legal transformation of its corporate structure whereby it became a privately held corporation (S.A.) from a limited liability company (LTDA) pursuant to Brazilian corporate law (the “Recapitalization”). Prior to the Recapitalization, the Company had 26,441,364 fully paid capital units. Pursuant to the Recapitalization, the Company’s equity was converted into the following instruments of the Company (named “Equifax do Brasil S.A.”): (a) 8,686,655 authorized and fully paid Common Shares with no par value; and (b) 1,313,345 authorized and fully paid Preferred Shares with no par value. There were no transaction costs related to the issuance of Common Shares or Preferred Shares. The Common Shares are held by Equifax South America LLC and ACSP and the Preferred Shares are held by Equifax, Inc.
During 2023, Equifax Inc. contributed cash of R$ 2,497,237 and 479,725 of their common shares to the Company valued at R$ 461,418 in exchange for 2 additional common shares reported as an increase in share capital and other capital reserves of R$
2,958,655. In connection with the acquisition, the Company issued 2,171,613 common shares to ACSP and other former shareholders of BVS reported as an increase in share capital and other capital reserves of R
$ 863,779. The Company returned capital through a cash payment totaling R$ 1,075,000 to all common shareowners in proportion to the total number of shares held by each share owner. As of December 31, 2023, the Common Shares (10,858,270 shares outstanding) are primarily held by Equifax South America LLC (80%) and ACSP (19%) and all of the Preferred Shares (1,313,345 shares outstanding) are held by Equifax, Inc.
As of December 31, 2023, December 31, 2022, and December 31, 2021, the Company’s share capital was composed of the following:

(In thousands),	January 1, 2023 to December 31, 2023		January 1, 2022 to December 31, 2022		January 1, 2021 to December 31, 2021
Beginning of the period		26,441		26,441		26,161

Change in capital	R$	—	R$	—	R$	280
Capital increase – BVS		3,797,910		—		—
Return of capital to common shareholders		(1,075,000)		—		—

End of the period	R$	2,749,351	R$	26,441	R$	26,441

As of December 31, 2023, December 31, 2022 and December 31, 2021, the Company’s Common and Preferred Shares outstanding was composed of the following:

			Number of Shares
	January 1, 2023 to December 31, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	10,000,000	26,441,364	26,160,764

Change in capital	2	—	280,600
Capital increase - BVS acquisition	2,171,613	—	—
Redeemable Preferred shares	—	1,313,345	—
Recapitalization	—	(17,754,709)	—

End of the period	12,171,615	10,000,000	26,441,364

Profit reserves
Legal reserve
It is formed annually by the allocation of 5% of net income for the year and may not exceed 20% of the Company’s capital. The purpose of the legal reserve is to guarantee that the capital is paid up and it is used solely to offset loss or for increasing capital.
Profit retention
The remaining profits, after the formation of the legal reserve are recorded under line item “Retained earnings”, which are available for allocation at the General Meeting.
Dividends and interest on net equity (“INE”)
EFX Brasil will not distribute any dividends from the results of 2023 based on anticipated reinvestment needs.
Redeemable preferred shares
The Preferred Shares represent 1,313,345 fully paid redeemable preference shares. These shares are mandatorily redeemable at a fixed price of R$ 24.49 per share, increased by the amount of any declared but unpaid dividends as of the redemption date, on
July 29, 2032
. These shares are entitled to priority in the distribution of a fixed dividend in the amount of R$ 4.56 per preferred share per year, without participation in remaining profits. As of December 31, 2023 and December 31, 2022, the carrying amount of the preferred shares have been recognized as a liability of R$ 10,173 and R$ 6,718, respectively in Borrowings on the statements of financial position.

Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Shareholders' Equity
23	Shareholders’ equity

a)	Share Capital
As of August 7, 2023 and December 31, 2022, the Company’s share capital was composed exclusively of common shares with no par value, as follows:

	Share Capital
	January 1, 2023 to August 7, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	1,715,269	1,715,269	1,638,058
Capital increase - Exercise of stock option	—	—	48,488
Capital increase - Konduto	—	—	28,723

End of the period	1,715,269	1,715,269	1,715,269

	Number of shares
	January 1, 2023 to August 7, 2023	January 1, 2022 to December 31, 2022	January 1, 2021 to December 31, 2021
Beginning of the period	532,222,621	531,440,373	520,797,860
Capital increase - Exercise of
stock option	—	—	7,758,000
Capital increase - Konduto	—	—	2,884,513
Capital increase - Warrants
Konduto	—	391,124	—
Capital increase - Warrants
Konduto	391,124	391,124	—
Cancellation of treasury
shares (*)	(2,770,900)	—	—

End of the period	529,842,845	532,222,621	531,440,373

(*)
On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury (Note 23 e), so that the number of shares issued by the Company was reduced from 532,613,745 to 529,842,845.

b)	Capital reserves

Warrants – Konduto
On August 5, 2021 the Company issued two warrants to Konduto’s former shareholders.
These warrants had the conversion ratio of 1,977,810 into common shares at an exercise price of R$1.00. Totaling 1,955,620 common shares to be converted upon the exercise.
The warrants fair value recognized on March 11, 2021, the signing date of the Agreement for the Purchase and Sale of Shares, Merger of Shares and Other covenants with the shareholders of Konduto, was R$35,651.
The warrants may be exercised in one or more times upon payment of an exercise price according to the following schedule and if the former shareholders have not requested their termination or has been dismissed:
(i) 20% of the subscription bonus within 6 months after the closing date
(ii) 40% of the subscription bonus within 12 months after the closing date
(iii) 60% of the subscription bonus within 18 months after the closing date
(iv) 80% of the subscription bonus within 24 months after the closing date
(v) 100% of the subscription bonus within 30 months after the closing date
On March 24, 2022, the Board of Directors’ Meeting (“RCA”) approved a capital increase in the amount of R$2.00 (two reais), through the issuance of 391,124 new common shares as a result of the exercise of warrants held by Konduto’s former shareholders.
On September 22, 2022, the RCA approved a capital increase in the amount of R$2.00 (two reais), through the issuance of 391,124 new common shares as a result of the exercise of subscription warrants held by Konduto’s former shareholders.
On March 2, 2023, the RCA approved a capital increase in the amount of R$2.00 (two reais), through the issuance of 391,124 new common shares as a result of the exercise of warrants held by Konduto’s former shareholders.
On August 7, 2023, the shareholders approved the cancellation of the outstanding warrants as a result of the agreement signed on the same date with Konduto’s former shareholders to cancel the rights to convert the warrants into common shares in exchange of the payment of R$ 6,258 to its holder, to be paid i) 50% on August 22, 2023, and ii) 50% on February 22, 2024.
As a consequence, a financial liability was recognised at fair value as a reclassification from equity
and the original equity instrument was derecognised, without recognizing any gain or loss in the statement of profit or loss. See Note 19 for further information.

c)	Profit reserves Legal reserve
It is formed annually by the allocation of 5% of net income for the year and may not exceed 20% of the Company’s capital. The purpose of the legal reserve is to guarantee that the capital is paid up and it is used solely to offset loss or for increasing capital.
Profit retention
The remaining profits, after the formation of the legal reserve and destination of minimum mandatory dividend, are recorded under line item “Retained earnings”, which are available for allocation at the General Meeting.

d)	Dividends and interest on net equity (“INE”)
In Brazil, entities are allowed to remunerate their shareholders by way of interest on net equity payments, subject to certain limitations, such the limit of Long Term Interest Rate (“TJLP”) and 50% of current or accumulated profits.
This payment is deductible for corporate income tax and social contribution purposes. These payments are subject to a 15% withholding tax (or 25% when paid to tax haven jurisdictions).
On May 16, 2022, the Company paid dividends referring to the year ended December 31, 2021 in the amount of R$6,946, according to the approval at the Extraordinary General Meeting on April 29, 2022.
On April 14, 2022, the Company paid interest on net equity in the amount of R$35,146 approved by the Board of Directors on December 16, 2021. Such interest on net equity net of Withholding Income Tax was attributed to the minimum mandatory dividends.
On December 15, 2022, the Board of Directors approved the distribution and payment of interest on net equity in the amount of R$134,784. Such interest on net equity was attributed to the minimum mandatory dividends for the 2022 fiscal year.
On April 14, 2023, the Company paid dividends referring to the year ended December 31, 2022 in the amount of R$120,900, according to the approval at the Extraordinary General Meeting on April 28, 2023.

	August 7, 2023	December 31, 2022	December 31, 2021
Profit for the period/year	111,447	297,750	175,197

Legal reserve - 5%	(5,572)	(14,888)	(8,760)

Calculation basis for minimum mandatory dividends	105,875	282,862	166,437
Minimum mandatory distribution to shareholders - 25%(*)	24,469	70,716	41,609
Additional distribution proposed by Management(*)	(24,469)	64,068	483

Total distribution proposed	—	134,784	42,092

Payment method:
Interest on net equity	—	134,784	35,146
Dividends	—	—	6,946

Total distribution to shareholders	—	134,784	42,092

Number of outstanding shares	529,842,845	532,222,621	531,330,373
Interest on net equity/Dividends per share	—	0.25325	0.07920

(*)	Based on profit to date, minimum dividend would be R$ 26,469. However, statutory calculation is based on the annual profit and no dividends have yet been proposed on August 7, 2023.
Minimum mandatory dividends and dividends approved on or prior to the reporting date are presented in the statement of financial position as liabilities in line item “Dividends and interest on net equity payable” net of withholding income tax, in the amount of R$0 (December 31, 2022: R$120,900).

e)	Treasury shares
On May 28, 2023, the Company approved the program for repurchase of registered common shares of its issue, with no par value, to be held in treasury and subsequently delivered to the participants of the Company’s current plan. The number of shares acquired by the Company during the period was 1,170,600 shares, representing 0.22% of the shares outstanding as of August 7, 2023.
On February 24, 2022, the Company approved the program for repurchase of registered common shares of its issue, with no par value, to be held in treasury and subsequently delivered to the participants of the Company’s current plan. The number of
shares acquired by the Company during the year was 1,772,940 representing 0.33% of the shares outstanding as of December 31, 2022.

The shares were acquired at B3 S.A. – Bolsa, Brasil, Balcão, at market prices and intermediated through the financial institution Itaú Corretora de Valores S.A., as follows:

	August 7, 2023
Period	Number of shares	Average price (in Reais)	Total price
May 2023 (*)	1,170,603	3.84	4,498

Total	1,170,603	3.84	4,498

	December 31, 2022
Period	Number of shares	Average price (in Reais)	Total price
March 2022	54,900	7.94	436
April 2022	110,100	8.11	893
July 2022	1,607,940	5.18	8,328

Total	1,772,940	5.45	9,657

	Number of shares	Average price	Total
Outstanding at January 1, 2022	—	—	—
Repurchased	1,772,940	5.447	9,657
Transferred from vesting of restricted shares	(108,252)	(8.059)	(872)

Outstanding at January 1, 2023	1,664,688	5.277	8,785

Repurchased (*)	1,170,603	3.842	4,498
Transferred - vesting of restricted shares	(64,391)	(5.451)	(351)
Cancellation (**)	(2,770,900)	(4.667)	(12,932)

Outstanding at August 7, 2023	—	—	—

(*)
The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“
dissidência
”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).

(**)	On August 7, 2023, due to the merger of Company’s shares by EFX Brasil (Note 1 a.), there was a cancellation of 2,770,900 ordinary shares issued by the Company held in treasury.